Gains on Investment Securities and Dividends	12 Months Ended
Mar. 31, 2018
Other Income and Expenses [Abstract]
Gains on Investment Securities and Dividends

22. Gains on Investment Securities and Dividends

Gains on investment securities and dividends in fiscal 2016, 2017 and 2018 consist of the following:

	Millions of yen
	2016	2017	2018
Net gains on investment securities	¥31,134	¥27,233	¥39,139
Dividends income, other	4,652	3,095	4,163

	¥35,786	¥30,328	¥43,302

Net gains on investment securities include net trading gains of ¥892 million, net trading losses of ¥65 million and net trading gains of ¥2,290 million for fiscal 2016, 2017 and 2018, respectively.